Balances and Transactions in Foreign Currencies - Summary of Exchange Rates (Detail)	Apr. 19, 2019 $ / EUR $ / $	Dec. 31, 2018 $ / EUR $ / $	Dec. 31, 2017 $ / EUR $ / $
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		19.6350
U.S. dollars [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		19.6829	19.7354
Euro [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate | $ / EUR		22.5383	23.5729
Changes in foreign exchange rates [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	18.7705
Changes in foreign exchange rates [member] | U.S. dollars [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	18.9516
Changes in foreign exchange rates [member] | Euro [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate | $ / EUR	21.3171